Pensions and other post retirement benefits - Actuarial assumptions (Details) - year	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
UK Pensions
Disclosure of defined benefit plans [line items]
Discount rate - past service	2.60%	2.40%	3.30%
Discount rate - future service	2.65%	2.65%	3.30%
Rate of increase in salaries	3.40%	3.50%	3.20%
Rate of increase in RPI, past service	3.15%	3.20%	2.90%
Rate of increase in RPI, future service	3.10%	3.15%	2.90%
Assumed life expectations for a retiree age 65 today: Males	22.3	22.9	22.8
Assumed life expectations for a retiree age 65 today: Females	23.9	24.7	25.2
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.7	25.1	25.1
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.5	27.1	27.6
Weighted average duration of defined benefit obligation	16
Rate of increase in salaries - prior service	2.20%	2.20%	2.10%
Rate of increase in salaries - future service	2.15%	2.20%	2.10%
Duration of scheme liabilities, future service	25 years
Duration of scheme liabilities, past service	17 years
US Pensions
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	4.25%	4.25%
Rate of increase in salaries	3.50%	3.50%	3.50%
Assumed life expectations for a retiree age 65 today: Males	22.0	21.9	21.8
Assumed life expectations for a retiree age 65 today: Females	24.2	24.1	24.0
Assumed life expectations for a retiree age 65 today: In 20 years: Males	23.6	23.6	23.5
Assumed life expectations for a retiree age 65 today: In 20 years: Females	25.8	25.7	25.6
Weighted average duration of defined benefit obligation	13
US other post-retirement benefits
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	4.25%	4.25%
Rate of increase in salaries	3.50%	3.50%	3.50%
Initial healthcare cost trend rate	7.50%	7.00%	7.50%
Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Weighted average duration of defined benefit obligation	15